Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank	£ 625	£ 259
Short-term deposits	553	300
Cash and cash equivalents	£ 1,178	£ 559	£ 163	£ 204